ENHANCED MULTI-STRATEGY INCOME MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED DECEMBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2012

Effective January 1, 2013, the Portfolio has adopted the following non-fundamental investment restriction, which may be changed by the Portfolio’s Board of Trustees without a shareholder vote:

The Portfolio may not invest directly in futures, options on futures and swaps to the extent that the Adviser would be required to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator.

Effective January 1, 2013, the following section is added to the end of “Investment Policies and Techniques—Derivatives”:

Limitations on the Use of Futures, Options on Futures and Swaps.  The Portfolio will limit its direct investments in futures, options on futures and swaps to the extent necessary for the Adviser to claim the exclusion from regulation as a commodity pool operator with respect to the Portfolio under CFTC Rule 4.5, as such rule may be amended from time to time. Under Rule 4.5 as currently in effect, the Portfolio will limit its trading activity in futures, option on futures and swaps (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:

•

Aggregate initial margin and premiums required to establish its futures, options on futures and swap positions do not exceed 5% of the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and losses on such positions; or

•

Aggregate net notional value of its futures, options on futures and swap positions does not exceed 100% of the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and losses on such positions.

The Adviser, with respect to the Portfolio, has filed a notice of eligibility for exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act and therefore is not subject to registration or regulation as a commodity pool operator thereunder.

The requirements for qualification as a regulated investment company may also limit the extent to which the Portfolio may invest in futures, options on futures and swaps. See “Tax Matters—Qualification as a Regulated Investment Company.”

PLEASE KEEP THIS WITH YOUR

PORTFOLIO’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-EMSAI-1212P

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED DECEMBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2012

Effective January 1, 2013, the Portfolio has adopted the following non-fundamental investment restriction, which may be changed by the Portfolio’s Board of Trustees without a shareholder vote:

The Portfolio may not invest directly in futures, options on futures and swaps to the extent that the Adviser would be required to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator.

Effective January 1, 2013, the following section is added prior to “Investment Policies and Techniques—Hedging and Other Actions—Futures and Index Transactions”:

Limitations on the Use of Futures, Options on Futures and Swaps

The Portfolio will limit its direct investments in futures, options on futures and swaps to the extent necessary for the Adviser to claim the exclusion from regulation as a commodity pool operator with respect to the Portfolio under CFTC Rule 4.5, as such rule may be amended from time to time. Under Rule 4.5 as currently in effect, the Portfolio will limit its trading activity in futures, option on futures and swaps (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:

•

Aggregate initial margin and premiums required to establish its futures, options on futures and swap positions do not exceed 5% of the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and losses on such positions; or

•

Aggregate net notional value of its futures, options on futures and swap positions does not exceed 100% of the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and losses on such positions.

The Adviser, with respect to the Portfolio, has filed a notice of eligibility for exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act and therefore is not subject to registration or regulation as a commodity pool operator thereunder.

The requirements for qualification as a regulated investment company may also limit the extent to which the Portfolio may invest in futures, options on futures and swaps. See “Tax Matters—Qualification as a Regulated Investment Company.”

PLEASE KEEP THIS WITH YOUR

PORTFOLIO’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MAPS2SAI-1212P